INVESTMENTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVESTMENTS
Balance at beginning of period	R$ 798,844	R$ 1,392,882	R$ 1,394,383
Equity in earnings	(34,597)	(12,771)	(24,502)
Cumulative translation adjustment	(16,745)	(251,195)	417,961
Capital increase	362,857		40,524
Joint venture creation	145,084
Contingent price complement	65,500
Impairment of assets			(361,786)
Control acquisition			(20,929)
Effect of selling of subsidiary		(205,577)
Dividends/Interest on equity	(40,644)	(124,495)	(52,769)
Balance at end of period	1,280,299	798,844	1,392,882
Dona Francisca Energtica S.A.
INVESTMENTS
Balance at beginning of period	90,796	89,595	124,211
Equity in earnings	19,971	17,780	11,725
Contingent price complement	65,500
Dividends/Interest on equity	(26,594)	(16,579)	(46,341)
Balance at end of period	149,673	90,796	89,595
Armacero Industrial y Comercial S.A.
INVESTMENTS
Balance at beginning of period			20,251
Equity in earnings			(1,933)
Cumulative translation adjustment			2,611
Control acquisition			(20,929)
Corsa Controladora, S.A. de C.V. and subsidiaries
INVESTMENTS
Balance at beginning of period	266,303	359,568	298,409
Equity in earnings	(6,533)	12,155	(7,574)
Cumulative translation adjustment	17,512	(105,420)	68,733
Balance at end of period	277,282	266,303	359,568
Corporacin Centro Americana del Acero S.A. and subsidiaries
INVESTMENTS
Balance at beginning of period		216,272	435,568
Equity in earnings		23,705	9,053
Cumulative translation adjustment		(36,134)	134,749
Impairment of assets			(361,786)
Effect of selling of subsidiary		(203,843)
Dividends/Interest on equity			(1,312)
Balance at end of period			216,272
Other Associate companies
INVESTMENTS
Balance at beginning of period		2,084	1,581
Cumulative translation adjustment		(350)	503
Effect of selling of subsidiary		(1,734)
Balance at end of period			2,084
Joint Ventures, North America
INVESTMENTS
Balance at beginning of period	56,492	60,733	40,152
Equity in earnings	5,725	13,533	14,432
Cumulative translation adjustment	5,081	(9,492)	11,265
Dividends/Interest on equity	(14,050)	(8,282)	(5,116)
Balance at end of period	53,248	56,492	60,733
Gerdau Corsa S.A.P.I de C.V.
INVESTMENTS
Balance at beginning of period	(19,269)	88,785	109,930
Equity in earnings	(110,773)	(96,306)	(88,690)
Cumulative translation adjustment	(33,078)	(11,748)	27,021
Capital increase	178,670		40,524
Balance at end of period	15,550	(19,269)	88,785
Gerdau Metaldom Corp.
INVESTMENTS
Balance at beginning of period	404,522	575,845	364,281
Equity in earnings	33,505	16,362	38,485
Cumulative translation adjustment	(7,606)	(88,051)	173,079
Dividends/Interest on equity		(99,634)
Balance at end of period	430,421	R$ 404,522	R$ 575,845
Gerdau Summit Aos Fundidos e Forjados S.A.
INVESTMENTS
Equity in earnings	15,460
Capital increase	184,187
Balance at end of period	199,647
Diaco S.A.
INVESTMENTS
Equity in earnings	8,048
Cumulative translation adjustment	1,346
Joint venture creation	145,084
Balance at end of period	R$ 154,478